Note 21 - Prepayments - Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Prepayments of property, plant and equipment	$ 2,951	$ 0
Other prepayments	661	55
Current prepayments and other current assets	6,930	1,974
South African operations [member]
Statement Line Items [Line Items]
Suppliers	1,552	846
Zimbabwean operations [member]
Statement Line Items [Line Items]
Suppliers	$ 1,766	$ 1,073